DEBT - Debt Obligations (Details) - USD ($)		1 Months Ended
	Jun. 10, 2021	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jun. 09, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 01, 2020	Jun. 30, 2020	Apr. 30, 2020
Debt
Face amount										$ 1,700,000
Total debt			$ 12,628,000	$ 13,684,000			$ 6,351,000
Less: current portion of debt				(515,000)			(4,100,000)
Long-term debt			12,628,000	13,169,000			2,251,000
Warrant exercise price (in dollars per share)					$ 7.55			$ 3.90	$ 5.65	$ 5.00
Senior Term Loan
Debt
Maximum borrowing capacity	$ 6,000,000
Senior Revolving Loan
Debt
Maximum borrowing capacity	2,000,000
Senior Term Acquisition Line
Debt
Maximum borrowing capacity	3,000,000
Central Bank Debt PPP promissory note
Debt
Total				1,687,000			$ 4,100,000
Paycheck Protection Program loan
Debt
Total			0	1,687,000
Face amount						$ 1,700,000
Total debt				1,687,000
Fair value of debt				1,687,000
Bearing interest rate						1.00%
Convertible Debt
Debt
Total			3,390,000
Face amount			3,450,000	3,450,000
Less: principal converted to common shares			(60,000)	(60,000)
Less: deemed fair value ascribed to conversion feature and warrants			(1,523,000)	(1,523,000)
Plus: accretion of implied interest			990,000	705,000
Total debt			2,857,000	2,572,000
Centurion debenture
Debt
Total			11,000,000	11,000,000
Less: deemed fair value ascribed to conversion feature and warrants			(1,204,000)	(1,204,000)
Plus: accretion of implied interest			402,000	176,000
Less: net debt issuance costs			(427,000)	(547,000)
Total debt			$ 9,771,000	9,425,000
Fair value of debt				$ 11,000,000
Debenture with Maturity Date of June 9, 2025
Debt
Face amount	$ 11,000,000
Bearing interest rate	9.50%
Debenture with Maturity Date of June 9, 2025 | Credit Facility dated March 8, 2021
Debt
Bearing interest rate		9.50%
Royal Bank of Canada Prime Rate | Debenture with Maturity Date of June 9, 2025
Debt
Variable rate	7.05%
Royal Bank of Canada Prime Rate | Debenture with Maturity Date of June 9, 2025 | Credit Facility dated March 8, 2021
Debt
Variable rate		7.05%
Centurion Debt | Credit Facility dated March 8, 2021
Debt
Face amount		$ 8,000,000.0
Fair value of debt		$ 6,800,000
Term of debt		4 years
Debt Instrument, Covenant Compliance		Under the terms and conditions of the debt arrangement, Centurion temporarily modified their debt covenant calculations to allow bad debt expense to be excluded for the first and second quarter of 2022. The Company’s was in compliance with the debt covenants as of September 30, 2022.
Centurion Debt | Senior Term Loan
Debt
Maximum borrowing capacity		$ 6,000,000
Number of warrants issued		275,000
Warrant exercise price (in dollars per share)		$ 7.55
Centurion Debt | Senior Revolving Loan
Debt
Maximum borrowing capacity		$ 2,000,000
Centurion Debt | Senior Term Acquisition Line
Debt
Maximum borrowing capacity		3,000,000
Centurion Debt | Debenture with Maturity Date of June 9, 2025
Debt
Face amount		11,000,000
Centurion Debt | Warrants | Credit Facility dated March 8, 2021
Debt
Fair value of debt		$ 1,200,000